Assets Held for Sale	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Text Block [Abstract]
Assets Held for Sale
6.	ASSETS HELD FOR SALE

The Company classifies its closed facilities as Assets held for sale at the time management commits to a plan to sell the facility, the facility is actively marketed and available for immediate sale, and the sale is expected to be completed within one year. Due to market conditions, certain facilities may be classified as Assets held for sale for more than one year as the Company continues to actively market the facilities at reasonable prices.

The Assets held for sale activity for the 39-weeks ended October 1, 2016 was as follows (in thousands):

Balance at January 2, 2016	$5,459
Transfers in	23,245
Assets sold	(3,894)
Tangible asset impairment charges	(125)

Balance at October 1, 2016	$24,685

During the Company’s third quarter of 2016, the facility acquired as part of the Cara Donna acquisition was closed and transferred to Assets held for sale. During the Company’s second quarter of 2016, the Baltimore distribution facility was closed and reclassified to Assets held for sale. During the 39-weeks ended October 1, 2016 the Fairmont, Minnesota and Lakeland, Florida facilities were sold for aggregate proceeds of $7 million, resulting in a $3 million gain.

7.	ASSETS HELD FOR SALE

The Company classifies its closed facilities as Assets held for sale at the time management commits to a plan to sell the facility, the facility is actively marketed and available for immediate sale, and the sale is expected to be completed within one year. Due to market conditions, certain facilities may be classified as Assets held for sale for more than one year as the Company continues to actively market the facilities at reasonable prices.

The changes in Assets held for sale for fiscal years 2015 and 2014 were as follows (in thousands):

	2015	2014
Balance at beginning of year	$5,360	$14,554
Transfers in	2,594	6,700
Assets sold	(1,377)	(14,314)
Tangible asset impairment charges	(1,118)	(1,580)

Balance at end of the year	$5,459	$5,360

During fiscal year 2015, the Company closed a distribution facility and reclassified it to Assets held for sale. Two facilities classified as Assets held for sale were sold during fiscal year 2015 for proceeds of $3 million.

During fiscal year 2014, four distribution facilities were closed and reclassified to Assets held for sale. Five facilities classified as Assets held for sale were sold during fiscal year 2014 for proceeds of $19 million.

Certain Assets held for sale were adjusted to equal their estimated fair value, less cost to sell, resulting in tangible asset impairment charges of $1 million and $2 million in fiscal years 2015 and 2014, respectively. See Note 10, Fair Value Measurements.